Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance, Historical Cost	$ 713,382	$ 713,125
Additions	3,290	257
Ending Balance, Historical Cost	716,672	713,382
Depreciation for the year	(21,170)	(20,987)
Accumulated depreciation	(76,241)	(55,071)
Vessel, net	640,431	658,311
Vessel [Member]
Beginning Balance, Historical Cost	706,715	706,458
Additions	183	257
Ending Balance, Historical Cost	706,898	706,715
Depreciation for the year	(19,393)	(19,387)
Accumulated depreciation	(70,264)	(50,871)
Vessel, net	636,634	655,844
Dry Docking [Member]
Beginning Balance, Historical Cost	6,667	6,667
Additions	3,107	0
Ending Balance, Historical Cost	9,774	6,667
Depreciation for the year	(1,777)	(1,600)
Accumulated depreciation	(5,977)	(4,200)
Vessel, net	$ 3,797	$ 2,467